Earnings Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings Per Share

22.    EARNINGS PER SHARE

Basic and diluted earnings per share for each of the years presented is calculated as follows:

	Year Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Numerator:
Net income used in calculating earnings per share-basic and diluted	273,535,224	371,711,219	442,718,263	63,592,500
Denominator:
Weighted average number of Class A ordinary shares outstanding used in calculating basic and diluted earnings per share	48,635,252	62,860,578	67,315,727	67,315,727
Weighted average number of Class B ordinary shares outstanding used in calculating basic and diluted earnings per share	42,716,957	36,288,343	34,762,909	34,762,909
Allocation of undistributed earnings — basic and diluted:
To Class A Shares	145,628,165	235,665,522	291,950,431	41,936,056
To Class B Shares	127,907,059	136,045,697	150,767,832	21,656,444
Basic and diluted earnings per share:
To Class A Shares	2.99	3.75	4.34	0.62
To Class B Shares	2.99	3.75	4.34	0.62

In January 2020, the Company issued 870,908 Class A ordinary shares as a portion of purchase consideration for the acquisition of Urban Hotel Group, are included in the computation of basic and diluted earnings per shares upon the completion of the acquisition of Urban Hotel Group.

The Group did not include share options in the computation of diluted earnings per share for the years ended December 31, 2017, 2018 and 2019 because those share options were anti-dilutive for earnings per share.